Taxes Liabilities - Summary of Taxes Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current tax liabilities
Current tax liabilities	$ 2,884,059	$ 699,129
Income tax [member]
Current tax liabilities
Current tax liabilities	2,264,920	77,744
Value added tax [member]
Current tax liabilities
Current tax liabilities	407,713	450,853
Turnover tax [member]
Current tax liabilities
Current tax liabilities	101,834	87,278
Other taxes, withholdings and perceptions [member]
Current tax liabilities
Current tax liabilities	$ 109,592	$ 83,254